Supplementary Cash Flow Information - Partial Cash Paid for Investing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Statement of cash flows [abstract]
Purchase of property, plant and equipment	$ 6,552,702		$ 4,133,615	$ 4,896,656
Add: Beginning balance of payable to contractors and equipment suppliers	1,145,359		972,770	1,516,735
Less: Ending balance of payable to contractors and equipment suppliers	(1,816,555)		(1,145,359)	(972,770)
Cash paid during the year	$ 5,881,506	$ 212,023	$ 3,961,026	$ 5,440,621